Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Long-term purchase commitment
Commitments and obligations as of December 31, 2016 were as follows:

	By Period
(in thousands)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Purchase obligations	€40,374	€31,374	€9,000	€—	€—

Schedule of estimated future minimum rental payments under operating leases
The following table presents our estimated future minimum rental payments under operating leases with noncancelable lease terms that expire after December 31, 2016:

(in thousands)	Year ending December 31,
2017	€4,035
2018	6,367
2019	8,324
2020	6,799
2021	6,799
2022 and thereafter	38,433
Total	€70,757